UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Miller Investment Management, LP
Address: 100 Front Street
         Suite 1500
         West Conshohocken, PA  19428

Form 13F File Number: 28-12538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Elwyn Evans
Title: Chief Compliance Officer
Phone: 610-834-9820

Signature, Place, and Date of Signing:

Elwyn Evans       Houston, TX       November 8, 2011
 [Signature]     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $41,741 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      181    18557 SH       SOLE                    18557
ADAMS EXPRESS CO               COM              006212104      346    37515 SH       SOLE                                      37515
APPLE INC                      COM              037833100      565     1481 SH       SOLE                     1481
BANK OF AMERICA CORPORATION    COM              060505104      977   159710 SH       SOLE                    19160            140550
BRISTOL MYERS SQUIBB CO        COM              110122108      200     6387 SH       SOLE                                       6387
CARDINAL HEALTH INC            COM              14149Y108      783    18686 SH       SOLE                                      18686
COCA COLA CO                   COM              191216100      221     3266 SH       SOLE                                       3266
CROWN HOLDINGS INC             COM              228368106     1581    51649 SH       SOLE                                      51649
EXXON MOBIL CORP               COM              30231G102     1483    20412 SH       SOLE                     3855             16557
FORD MTR CO DEL                COM PAR $0.01    345370860      490    50675 SH       SOLE                    45675              5000
GENERAL ELECTRIC CO            COM              369604103      196    12882 SH       SOLE                                      12882
HEWLETT PACKARD CO             COM              428236103      212     9460 SH       SOLE                     8635               825
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365    10184   299094 SH       SOLE                    13869            285225
JOHNSON & JOHNSON              COM              478160104      330     5174 SH       SOLE                     3630              1544
KRAFT FOODS INC                CL A             50075N104      203     6033 SH       SOLE                     6003                30
LOCKHEED MARTIN CORP           COM              539830109      312     4300 SH       SOLE                                       4300
MCDONALDS CORP                 COM              580135101      529     6018 SH       SOLE                                       6018
MICROSOFT CORP                 COM              594918104      862    34649 SH       SOLE                    10570             24079
OFFICE DEPOT INC               COM              676220106       80    38734 SH       SOLE                                      38734
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    13239   128396 SH       SOLE                     6159            122237
PEPSICO INC                    COM              713448108      222     3588 SH       SOLE                                       3588
PFIZER INC                     COM              717081103      528    29887 SH       SOLE                    19197             10690
PROCTER & GAMBLE CO            COM              742718109      602     9530 SH       SOLE                                       9530
REPUBLIC FIRST BANCORP INC     COM              760416107       33    21000 SH       SOLE                                      21000
ROYCE FOCUS TR                 COM              78080N108      616   102000 SH       SOLE                                     102000
RYDEX ETF TRUST                S&PMC400 PURGR   78355W601     1085    14830 SH       SOLE                                      14830
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1258    11120 SH       SOLE                    11120
SPDR SERIES TRUST              S&P METALS MNG   78464A755      211     4703 SH       SOLE                                       4703
TEMPLETON DRAGON FD INC        COM              88018T101      328    13545 SH       SOLE                                      13545
TIME WARNER INC                COM NEW          887317303      235     7851 SH       SOLE                     7741               110
UNITED RENTALS INC             COM              911363109      183    10876 SH       SOLE                                      10876
VALEANT PHARMACEUTICALS INTL   COM              91911K102      351     9449 SH       SOLE                     9449
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     2556    63240 SH       SOLE                                      63240
VANGUARD INDEX FDS             GROWTH ETF       922908736      559    10000 SH       SOLE                                      10000